Impairment of Non-Financial Assets (Tables)	12 Months Ended
Jun. 30, 2025
Impairment of Non-Financial Assets [Abstract]
Impairment of Non-Financial Assets

	2025 $’000	2024 $’000	2023 $’000
Impairment of non-financial assets
Property, plant and equipment
Capital works in progress	13,393	–	–
Exploration and evaluation	–	7,266	–
Land and buildings	25,287	–	–
Mine properties	67,815	–	–
Plant and equipment (1)	164,815	–	–
Write down of non-financial assets
Property, plant and equipment
Capital works in progress	–	4,991	–
Exploration and evaluation	–	4,809	–
Total impairment and write down of non-financial assets (2)	271,310	17,066	–

(1)	The impairment of $164.8 million for the year ended 30 June 2025 includes an allocation of $0.9 million to right-of-use assets.
(2)
The total impairment and write down of $271.3 million for the year ended 30 June 2025 relates to North American Lithium. The total impairment and write down of $17.1 million for the year ended 30 June 2024 relates to the Australian operations ($5.9 million), Corporate ($5.1 million), Vallée Lithium Project ($4.0 million), and various other individually immaterial projects ($2.1 million).

Key Assumptions Used in the Determination of Fair Value less Cost of Disposal
Key assumptions (real)	Assumptions used
Spodumene concentrate prices (US$ per tonne)	US$655 – US$1,374
Foreign exchange rates (CAD/USD)	0.7332
Unit operating costs (C$ per tonne)	C$923 – C$1,231
Discount rate (post-tax)	10.0%

Sensitivity of Recoverable Amount of Cash Generating Unit

The following table illustrates the sensitivity of the recoverable amount of the NAL CGU to a reasonable possible change in the aforementioned assumptions. Owing to the complexity of the relationships between each key assumption, the analysis is performed for each assumption individually (with all other assumptions held constant).

		Impact on recoverable amount A$ million
Key assumptions (real)	Change	Favourable	Unfavourable
Spodumene concentrate prices (US$ per tonne)	10%	85.4	(87.6)
Foreign exchange rates (CAD/USD)	10%	173.9	(153.9)
Unit operating costs (C$ per tonne)	10%	121.3	(129.8)
Discount rate (post-tax)	100 basis points	23.3	(20.7)